Financial Instruments and Financial Risk Management (Details) - Schedule of Changes in Financial Liabilities Classified As Cash Flow from Finance Activities - Warrants [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Financial Liabilities Classified As Cash Flow from Finance Activities [Line Items]
Balance at beginning		$ 1,054	$ 2,637
Revaluation during the year		(1,054)	(719)
Exercises during the year			(864)
Balance at ending			$ 1,054